SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

Deutsche Short Duration High Income Fund
Class A, Class R6, Institutional Class, Class S
The fund will not accept purchase orders until on or about January 5, 2018.
Please Retain This Supplement for Future Reference

December 21, 2017
PROSTKR-995